REVENUE AND OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE AND OTHER INCOME
Schedule of analysis about company's revenue and other income

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	144,743	182,989	327,581
Business management and consulting	71,527	—	—
Total income	216,270	182,989	327,581
Other income
Interest income	16	49	73
Foreign exchange gain	—	124	74
Consulting income	—	7,249	109
Rent deposit refund	—	—	88
Other income	21	223	96
Rental income	9,383	14,286	14,196
	9,420	21,931	14,636

Schedule of operations by business segment

	For the years Ended December 31,
	2021	2020	2019
	RMB'000	RMB'000	RMB'000
Revenues
Sales of tile products	144,743	182,989	327,581
Business management and consulting	71,527	—	—
Total revenues	216,270	182,989	327,581

Cost of revenues
Sales of tile products	83,436	208,991	246,255
Business management and consulting	65,493	—	—
Total cost of revenues	148,929	208,991	246,255

Operating costs and expenses
Sales of tile products	20,292	38,723	36,747
Business management and consulting	9,955	—	—
Other	10,677	—	—
Total operating costs and expenses	40,924	38,723	36,747

Bad debt expense
Sales of tile products	115,407	150,268	68,660
Business management and consulting	10,147	—	—
Total bad debt expense	125,554	150,268	68,660

Other -expenses
Sales of tile products	90	—	—
Business management and consulting	34	—	—
Total other expenses	124	—	—

Other income
Sales of tile products	9,389	14,682	7,436
Business management and consulting	29	7,249	7,200
Other	2	—	—
Total other income	9,420	21,931	14,636

Loss from operations
Sales of tile products	(65,093)	(193,062)	(9,445)
Business management and consulting	(14,073)	—	—
Other	(10,675)	—	—
Loss from operations	(89,841)	(193,062)	(9,445)

	As of	As of
	December 31,	December 31,
	2021	2020
Segment assets
Sale of tile products	147,890	225,386
Business management and consulting	27,222	—
Others	2,755	—
Total assets	177,867	225,386